Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share
The computation of the income (losses) and share data used in the basic and diluted (loss) earnings per share is as follows:

	2021	2020	2019
Basic earnings per share—
Net profit (loss)	$43,844	$(607,062)	$247,002
Weighted-average shares outstanding	42,439	42,338	42,258
Non-vested dividend participating awards	162	170	225

	42,601	42,508	42,483

	1.03	(14.28)	5.81